SCHEDULE OF CONSOLIDATED STATEMENT OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease expense on right-of-use assets	$ 1,230,601	$ 1,081,597	$ 985,813
Operating lease liabilities	$ (1,238,291)	(1,163,963)	$ (895,163)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease expense on right-of-use assets		852,707
Operating lease liabilities		(927,862)
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease expense on right-of-use assets		228,890
Operating lease liabilities		$ (236,101)